				 UNITED STATES
		        SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C. 20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    9-30-08
                                                ------------

Check here if Amendment [ ]; Amendment Number:
                                                ------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

  Name:       DORSEY & WHITNEY TRUST COMPANY LLC
              --------------------------------------
              C/O TROY STEINBECK
              --------------------------------------
  Address:    401 E. EIGHTH STREET, SUITE 319
              --------------------------------------
              SIOUX FALLS, SD 57103
              --------------------------------------

Form 13F File Number:  28- 12732
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    CARL SCHMIDTMAN
         -----------------------------
Title:   CHIEF OPERATING OFFICER
         -----------------------------
Phone:   6053366832
         -----------------------------


Signature, Place, and Date of Signing:
/S/ CARL SCHMIDTMAN     SIOUX FALLS, SD     11-14-08
- ------------------   ----------------    ---------
     [Signature]        [City, State]       [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:



Form 13F File Number        Name

28-                         MAIRS AND POWER, INC.
   ------------------       --------------------------



			      FORM 13F SUMMARY PAGE

			Report Summary:

Number of Other Included Managers:                1
                                         -------------------

Form 13F Information Table Entry Total:          63
                                         -------------------

Form 13F Information Table Value Total:       $170,506 (x1000)
                                         -------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  NO.     FORM 13F FILE NUMBER NAME       NAME

   1      28-                             MAIRS AND POWER, INC.
  ----    -------------------------       ---------------------------

						FORM 13F INFORMATION TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
COMMON STOCK

ABBOTT LABS                         COM       002824100       483          8,380    SH      OTHER       1               8,380
ADC TELECOM INC			    COM	      000886309       255         30,156    SH      OTHER       1              30,156
AMGEN INC                           COM       031162100       335          5,644    SH      OTHER       1               5,644
ASSOCIATED BANC CORP                COM       045487105     1,109         55,600    SH      OTHER       1              55,600
BALL CORP                           COM       058498106       237          6,000    SH      OTHER       1               6,000
BAXTER INTERNATIONAL INC            COM       071813109     3,680         56,071    SH      OTHER       1              56,071
BEMIS CO                            COM       081437105     3,120        119,020    SH      OTHER       1             119,020
BERKSHIRE HATHAWAY INC--CL B        COM       084670207       246             56    SH      OTHER       1                  56
BP PLC SPONS ADR                    COM       055622104     2,575         51,334    SH      OTHER       1              51,334
BRISTOL MYERS SQUIBB CO             COM       110122108       637         30,540    SH      OTHER       1              30,540
CATERPILLAR INC                     COM       149123101       250          4,200    SH      OTHER       1               4,200
CH ROBINSON WORLDWIDE INC	    COM       12541W209       362          7,100    SH      OTHER       1               7,100
CHEVRON CORPORATION                 COM       166764100     1,040         12,607    SH      OTHER       1              12,607
CONOCOPHILLIPS                      COM       20825C104       777         10,612    SH      OTHER       1              10,612
CORNING INC                         COM       219350105     1,779        113,750    SH      OTHER       1             113,750
DONALDSON INC                       COM       257651109     2,160         51,550    SH      OTHER       1              51,550
DU PONT E I DE NEMOURS & CO         COM       263534109       564         14,000    SH      OTHER       1              14,000
ECOLAB INC COM                      COM       278865100     1,634         33,680    SH      OTHER       1              33,680
ELI LILLY & CO.                     COM       532457108     1,039         23,595    SH      OTHER       1              23,595
EMERSON ELECTRIC                    COM       291011104     4,329        106,120    SH      OTHER       1             106,120
EXXON MOBIL CORP                    COM       30231G102     2,738         35,252    SH      OTHER       1              35,252
FASTENAL CO                         COM       311900104       955         19,335    SH      OTHER       1              19,335
G & K SVCS INC CL A                 COM       361268105       537         16,250    SH      OTHER       1              16,250
GENERAL ELECTRIC CORP               COM       369604103     4,720        185,106    SH      OTHER       1             185,106
GENERAL MLS INC                     COM       370334104     4,723         68,725    SH      OTHER       1              68,725
GRACO INC                           COM       384109104     2,638         74,070    SH      OTHER       1              74,070
HAWKINS INC                         COM       420261109       352         20,000    SH      OTHER       1              20,000
HOME DEPOT INC                      COM       437076102     2,515         97,145    SH      OTHER       1              97,145
HONEYWELL INTERNATIONAL INC         COM       438516106     2,861         68,850    SH      OTHER       1              68,850
HORMEL FOODS CORP                   COM       440452100     3,295         90,825    SH      OTHER       1              90,825
INTEL CORP                          COM       458140100     1,689         90,200    SH      OTHER       1              90,200
INTL. BUSINESS MACHINES CORP        COM       459200101     2,544         21,750    SH      OTHER       1              21,750
JOHNSON & JOHNSON                   COM       478160104     5,738         82,826    SH      OTHER       1              82,826
JP MORGAN CHASE & CO                COM       46625H100       698         14,950    SH      OTHER       1              14,950
KIMBERLY-CLARK CORP                 COM       494368103     1,744         26,900    SH      OTHER       1              26,900
</TABLE

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
	                            TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE
MEDTRONIC INC                       COM       585055106    15,836        316,086    SH      OTHER       1             316,086
MERCK & CO INC                      COM       589331107     1,161         36,800    SH      OTHER       1              36,800
MICROSOFT CORP                      COM       594918104     1,059         39,670    SH      OTHER       1              39,670
MMM CO                              COM       88579Y101     4,217         61,730    SH      OTHER       1              61,730
MTS SYS CORP                        COM       553777103       328          7,800    SH      OTHER       1               7,800
PATTERSON COS INC                   COM       703395103     2,265         74,475    SH      OTHER       1              74,475
PENTAIR INC                         COM       709631105     3,213         92,950    SH      OTHER       1              92,950
PFIZER INC                          COM       717081103     2,499        135,505    SH      OTHER       1             135,505
PRINCIPAL FINANCIAL GROUP           COM       74251V102     2,640         60,710    SH      OTHER       1              60,710
PROCTER & GAMBLE COMPANY            COM       742718109       752         10,793    SH      OTHER       1              10,793
SCHLUMBERGER LTD                    COM       806857108     2,276         29,150    SH      OTHER       1              29,150
ST JUDE MED INC                     COM       790849103       615         14,150    SH      OTHER       1              14,150
SUPERVALU INC COM                   COM       868536103       202          9,300    SH      OTHER       1               9,300
SURMODICS INC                       COM       868873100       373         11,850    SH      OTHER       1              11,850
TARGET CORP                         COM       87612E106     5,572        113,602    SH      OTHER       1             113,602
TCF FINANCIAL                       COM       872275102     2,720        151,100    SH      OTHER       1             151,100
TECHNE CORP                         COM       878377100       777         10,770    SH      OTHER       1              10,770
TORO CO                             COM       891092108       623         15,075    SH      OTHER       1              15,075
UNITED PARCEL SVC INC               COM       911312106     2,698         42,900    SH      OTHER       1              42,900
US BANCORP                          COM       902973304     4,676        129,811    SH      OTHER       1             129,811
VALSPAR CORP                        COM       920355104     4,232        189,875    SH      OTHER       1             189,875
VERIZON COMMUNICATIONS              COM       92343V104     1,592         49,616    SH      OTHER       1              49,616
WALT DISNEY CO			    COM       254687106     1,228         40,000    SH      OTHER       1              40,000
WELLS FARGO & CO                    COM       949746101     5,803        154,620    SH      OTHER       1             154,620
WESTERN UNION CO                    COM       959802109     1,515         61,400    SH      OTHER       1              61,400
XCEL ENERGY INC                     COM       98389B100     1,102         55,150    SH      OTHER       1              55,150
ZIMMER HLDGS INC                    COM       98956P102     2,493         38,610    SH      OTHER       1              38,610

ITEM 1                              ITEM 2    ITEM 3      ITEM 4       ITEM 5               ITEM 6      ITEM 7      ITEM 8

                                                                                                                    VOTING
                                    TITLE of              VALUE                     SH/     INVSTMT                 AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (X$1000)     SHARES       PRN     DISCR       MANAGERS    NONE

PACCAR INC                          COM       693718108    33,681        881,945    SH      SOLE                      881,945




GRAND TOTALS                                              170,506      4,487,642                                    4,487,642